Janus Investment Fund

Janus Henderson Absolute Return Income Opportunities Fund

Janus Henderson Adaptive Global Allocation Fund

Janus Henderson Asia Equity Fund

Janus Henderson Balanced Fund

Janus Henderson Contrarian Fund

Janus Henderson Developed World Bond Fund

Janus Henderson Dividend & Income Builder Fund

Janus Henderson Emerging Markets Fund

Janus Henderson Emerging Markets Managed Volatility Fund

Janus Henderson Enterprise Fund

Janus Henderson European Focus Fund

Janus Henderson Flexible Bond Fund

Janus Henderson Forty Fund

Janus Henderson Global Allocation Fund – Conservative

Janus Henderson Global Allocation Fund – Growth

Janus Henderson Global Allocation Fund – Moderate

Janus Henderson Global Bond Fund

Janus Henderson Global Equity Income Fund

Janus Henderson Global Income Managed Volatility Fund

Janus Henderson Global Life Sciences Fund

Janus Henderson Global Real Estate Fund

Janus Henderson Global Research Fund

Janus Henderson Global Select Fund

Janus Henderson Global Technology Fund

Janus Henderson Global Value Fund

Janus Henderson Growth and Income Fund

Janus Henderson High-Yield Fund

Janus Henderson International Managed Volatility Fund

Janus Henderson International Opportunities Fund

Janus Henderson International Small Cap Fund

Janus Henderson International Value Fund

Janus Henderson Large Cap Value Fund

Janus Henderson Mid Cap Value Fund

Janus Henderson Multi-Sector Income Fund

Janus Henderson Overseas Fund

Janus Henderson Research Fund

Janus Henderson Short-Term Bond Fund

Janus Henderson Small-Mid Cap Value Fund

Janus Henderson Small Cap Value Fund

Janus Henderson Triton Fund

Janus Henderson U.S. Growth Opportunities Fund

Janus Henderson U.S. Managed Volatility Fund

Janus Henderson Value Plus Income Fund

Janus Henderson Venture Fund

(the “Funds”)

Supplement dated December 16, 2019

to Currently Effective Statements of Additional Information

Effective immediately, JPMorgan Chase Bank, National Association (“JPMorgan Chase Bank”) is replacing Deutsche Bank AG (“Deutsche Bank”) as securities lending agent for the Funds.

As a result of the above changes, effective immediately, the statements of additional information (the “SAIs”) for the Funds are amended as follows:

1.	All references to Deutsche Bank as securities lending agent for the Funds are replaced with JPMorgan Chase Bank.

2.

In the Custodian, Transfer Agent, and Certain Affiliations section of Janus Henderson Absolute Return Income Opportunities Fund’s, Janus Henderson Global Allocation Fund – Conservative’s, Janus Henderson Global Allocation Fund – Growth’s, and Janus Henderson Global Allocation Fund – Moderate’s SAIs, the following paragraph replaces the second paragraph in its entirety:

JPMorgan Chase Bank, National Association (“JPMorgan Chase Bank”) acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and cash collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Non Custodial Securities Lending Agreement (the “Lending Agreement”). In addition, The Bank of New York Mellon may act as a limited purpose subcustodian in connection with certain reverse repurchase transactions completed in connection with the Lending Agreement.

3.

In the Securities Lending section of the Funds’ SAIs (except the SAIs applicable to Janus Henderson Absolute Return Income Opportunities Fund, Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Growth, and Janus Henderson Global Allocation Fund – Moderate), the following paragraph replaces the first paragraph in its entirety:

Certain Funds may seek to earn additional income through lending their securities to certain qualified broker-dealers and institutions. JPMorgan Chase Bank, National Association acts as securities lending agent and a limited purpose custodian or subcustodian to receive and disburse cash balances and collateral, hold short-term investments, hold collateral, and perform other custodian functions in accordance with the Non Custodial Securities Lending Agreement (the “Lending Agreement”). In addition, The Bank of New York Mellon may act as a limited purpose subcustodian in connection with certain reverse repurchase transactions completed in connection with the Lending Agreement.

4.

In the Securities Lending section of the Funds’ SAIs (except the SAIs applicable to Janus Henderson Absolute Return Income Opportunities Fund, Janus Henderson Global Allocation Fund – Conservative, Janus Henderson Global Allocation Fund – Growth, and Janus Henderson Global Allocation Fund – Moderate), the following sentence replaces the first sentence of the second paragraph in its entirety:

During the Funds’ last fiscal year, the securities lending services provided by Deutsche Bank AG, the previous securities lending agent for the Funds, included negotiating the terms of loans; monitoring approved borrowers; recalling and arranging the return of loaned securities to the Funds upon termination of the loan; marking to market loans; providing recordkeeping services; reporting on the Funds’ securities lending activities; and related services.

Please retain this Supplement with your records.

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